Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000246534
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond ETF
Trading Symbol	FTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Total Return Bond ETF	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 355,560,475
Holdings Count | Holding	438
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$355,560,475 Number of Investments438 Portfolio Turnover21%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Cash Equivalents	1.6%
Collateralized Mortgage Obligations	2.1%
Asset-Backed Securities	2.6%
High Yield Bond Core Fund	3.1%
Emerging Markets Core Fund	3.1%
Project and Trade Finance Core Fund	5.5%
Exchange-Traded Funds	10.6%
Mortgage-Backed Securities	15.5%
Corporate Bonds	24.1%
U.S. Treasuries	31.9%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]